MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 3
                                  ANNUAL REPORT

                                DECEMBER 31, 2000

This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 3
                                  Annual Report
                                December 31, 2000

Dear Policyowner:

      We are pleased to send you the 2000 Annual Report of Mutual of America's Separate Account No. 3. This Account, which commenced operations April 3, 2000, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invested in 2000 are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P"and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P Mid-Cap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P Mid-Cap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 2000 (see note (2) below), the following total returns were experienced in these seventeen Separate Account Funds:

Investment Company Money Market Fund(1) ........................         + 4.2%
Investment Company All America Fund ............................         - 6.9%
Investment Company Equity Index Fund ...........................         -10.9%
Investment Company Mid-Cap Equity Index Fund ...................         +14.5%
Investment Company Bond Fund ...................................         + 6.8%
Investment Company Short-Term Bond Fund ........................         + 5.7%
Investment Company Mid-Term Bond Fund ..........................         + 2.8%
Investment Company Composite Fund ..............................         - 2.5%
Investment Company Aggressive Equity Fund ......................         - 3.2%
Scudder Bond Fund ..............................................         + 8.4%
Scudder Capital Growth Fund ....................................         -11.8%
Scudder International Fund .....................................         -23.5%
American Century VP Capital Appreciation Fund ..................         + 7.2%
Calvert Social Balanced Fund ...................................         - 5.1%
Fidelity VIP Equity-Income Fund ................................         + 6.4%
Fidelity VIP II Contrafund .....................................         - 8.5%
Fidelity VIP II Asset Manager Fund .............................         - 5.8%

----------
(1) The seven-day net annualized effective yield as of 2/13/01 was 3.6% and is not necessarily indicative of future actual yields.

(2) These returns reflect the date each Fund became available to The American Separate Account No. 3, a separate account of The American Life Insurance Company of New York, from which assets were transferred to Mutual of America on April 3, 2000 (the formal commencement date of this Separate Account).

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all policyowners) based upon a hypothetical $1,000 invested at the beginning of the period. Deductions made for the cost of insurance, however, are not reflected in the above results. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                     Sincerely,

                                     /s/ Manfred Altstadt

                                     Manfred Altstadt
                                     Senior Executive Vice President
                                     and Chief Financial Officer,
                                     Mutual of America Life Insurance Company

                                    CONTENTS

                                                                           Page
                                                                           ----
Annual Report of Mutual of America Separate Account No. 3 ...............    1

   Statement of Assets and Liabilities ..................................    5

   Statement of Operations ..............................................    7

   Statements of Changes in Net Assets ..................................    9

   Notes to Financial Statements ........................................   12

   Report of Independent Public Accountants .............................   16

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                Investment Company
                                                           -------------------------------------------------------------
                                                            Money          All         Equity       Mid-Cap
                                                            Market       America        Index    Equity Index     Bond
                                                             Fund         Fund          Fund         Fund         Fund
                                                           --------    ----------    ---------   ------------    -------
ASSETS:
Investments in Mutual of America Investment Corporation
at market value
   (Cost:
   Money Market Fund -- $21,772
   All America Fund -- $1,566,741
   Equity Index Fund -- $781,809
   Mid-Cap Equity Index Fund -- $266,314
   Bond Fund -- $124,557)
   (Notes 1 and 2) ....................................    $21,369     $1,171,178     $656,148     $256,336     $121,439
Due From (To) Mutual of America General Account .......     (3,019)       (78,989)     (15,310)        (626)     (91,199)
                                                           -------     ----------     --------     --------     --------
NET ASSETS ............................................    $18,350     $1,092,189     $640,838     $255,710     $ 30,240
                                                           =======     ==========     ========     ========     ========
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) ..............    $  2.22     $     9.46     $   3.07     $   1.28     $   3.31
                                                           =======     ==========     ========     ========     ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) .........................      8,275        115,511      208,558      199,856        9,131
                                                           =======     ==========     ========     ========     ========

                                                                                         Investment Company
                                                                      -----------------------------------------------------
                                                                                                                Aggressive-
                                                                      Short-Term       Mid-Term     Composite     Equity
                                                                       Bond Fund       Bond Fund      Fund         Fund
                                                                      ----------       --------     ---------   -----------
ASSETS:
Investments in Mutual of America Investment Corporation
at market value
   (Cost:
   Short-Term Bond Fund -- $11,265
   Mid-Term Bond Fund -- $11,516
   Composite Fund -- $755,750
   Aggressive Equity Fund -- $869,150)
   (Notes 1 and 2) ...............................................       $11,022       $11,166      $638,122      $700,557
Due From (To) Mutual of America General Account ..................        (6,949)       (6,758)     (458,330)     (216,872)
                                                                         -------       -------      --------      --------
NET ASSETS .......................................................       $ 4,073       $ 4,408      $179,792      $483,685
                                                                         =======       =======      ========      ========
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) .........................       $  1.37       $  1.38      $   5.52      $   2.79
                                                                         =======       =======      ========      ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) ....................................         2,979         3,205        32,563       173,281
                                                                         =======       =======      ========      ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                                                      American
                                                                                           Scudder                    Century
                                                                            -------------------------------------   ------------
                                                                                       Capital                       VP Capital
                                                                            Bond       Growth       International   Appreciation
                                                                            Fund        Fund            Fund            Fund
                                                                            ----       -------      -------------   ------------
ASSETS:
Investments in Scudder Portfolios and American Century
   VP Capital Appreciation Fund at market value
   (Cost:
   Scudder Bond Fund -- $6,897
   Scudder Capital Growth Fund -- $1,105,268
   Scudder International Fund -- $294,097
   American Century VP Capital
     Appreciation Fund -- $172,497)
   (NOTE 1) ........................................................       $7,170     $1,006,481       $263,660      $167,736
Due From (To) Mutual of America General Account ....................          208        (62,265)       (37,686)          249
                                                                           ------     ----------       --------      --------
NET ASSETS: ........................................................       $7,378     $  944,216       $225,974      $167,985
                                                                           ======     ==========       ========      ========
UNIT VALUE AT DECEMBER 31, 2000 (NOTE 4) ...........................       $13.94     $    42.97       $  20.02      $  18.82
                                                                           ======     ==========       ========      ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (NOTE 4) ......................................          529         21,974         11,288         8,928
                                                                           ======     ==========       ========      ========

                                                                          Calvert                      Fidelity
                                                                         --------    ----------------------------------------
                                                                          Social           VIP          VIP II       VIP II
                                                                         Balanced     Equity-Income     Contra    Asset Manager
                                                                           Fund           Fund          Fund         Fund
                                                                         --------    -------------      ------    -------------
ASSETS:
Investments in Calvert Social Balanced Portfolio
   and Fidelity Portfolios at market value
   (Cost:
   Calvert Social  Balanced Fund -- $61,003
   VIP Equity-Income Fund -- $212,387
   VIP II Contra Fund -- $579,889
   VIP II Asset Manager Fund -- $79,667)
   (Note 1) ....................................................          $56,593       $223,453        $559,522      $78,064
Due From (To) Mutual of America General Account ................             (194)           (39)          6,916       (1,924)
                                                                          -------       --------        --------      -------
NET ASSETS: ....................................................          $56,399       $223,414        $566,438      $76,140
                                                                          =======       ========        ========      =======
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) .......................          $  3.23       $  34.61        $  29.73      $ 25.14
                                                                          =======       ========        ========      =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) ..................................           17,452          6,455          19,053        3,029
                                                                          =======       ========        ========      =======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
 For the Period April 3, 2000 (Commencement of Operations) to December 31, 2000

                                                                                   Investment Company
                                                          ---------------------------------------------------------------
                                                                                                               Mid-Cap
                                                           Money Market     All America     Equity Index    Equity Index
                                                               Fund            Fund             Fund            Fund
                                                           -------------    -----------      -----------     -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ......................................      $954          $ 247,036        $ 61,925        $14,468
                                                               ----          ---------        --------        -------
Expenses (Note 3):
   Fees and administrative expenses .....................       256              7,746           4,279            167
                                                               ----          ---------        --------        -------
NET INVESTMENT INCOME (LOSS) ............................       698            239,290          57,646         14,301
                                                               ----          ---------        --------        -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..............         9             (3,365)           (431)            (4)
   Net unrealized appreciation
     (depreciation) of investments ......................      (403)          (395,563)       (125,661)        (9,978)
                                                               ----          ---------        --------        -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...........................      (394)          (398,928)       (126,092)        (9,982)
                                                               ----          ---------        --------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $304          $(159,638)       $(68,446)       $ 4,319
                                                               ====          =========        ========        =======

                                                                                  Investment Company
                                                          ----------------------------------------------------------------
                                                                                                                Aggressive
                                                          Bond        Short-Term   Mid-Term      Composite        Equity
                                                          Fund         Bond Fund   Bond Fund       Fund            Fund
                                                          -----       ----------  ----------     ---------       ---------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .................................     $ 8,875        $ 636        $ 659       $ 102,337      $ 124,889
                                                         -------        -----        -----       ---------      ---------
Expenses (Note 3):
   Fees and administrative expenses ................       1,018           49          104           4,985          3,297
                                                         -------         ----         ----        --------       --------
NET INVESTMENT INCOME (LOSS) .......................       7,857          587          555          97,352        121,592
                                                         -------         ----         ----        --------       --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments .........          57            1            2          (3,813)        (1,293)
   Net unrealized appreciation
     (depreciation) of investments .................       3,118)        (243)        (350)       (117,628)      (168,593)
                                                         -------         ----         ----        --------       --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ......................      (3,061)        (242)        (348)       (121,441)      (169,886)
                                                         -------         ----         ----        --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................     $ 4,796        $ 345        $ 207       $ (24,089)     $ (48,294)
                                                         =======        =====        =====       =========      =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
 For the Period April 3, 2000 (Commencement of Operations) to December 31, 2000

                                                                                                                American
                                                                            Scudder                             Century
                                                           -------------------------------------------        ------------
                                                                            Capital                            VP Capital
                                                           Bond             Growth          International     Appreciation
                                                           Fund              Fund               Fund              Fund
                                                           ----             -------         -------------     ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .....................................   $  --           $      --           $     --           $    --
                                                           -----           ---------           --------           -------
Expenses (Note 3):
   Fees and administrative expenses ....................     167               4,876              1,206               815
                                                            ----           ---------           --------           -------
NET INVESTMENT INCOME (LOSS) ...........................    (167)             (4,876)            (1,206)             (815)
                                                            ----           ---------           --------           -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .............      --                (355)              (512)              117
   Net unrealized appreciation
     (depreciation) of investments .....................     273             (98,787)           (30,437)           (4,761)
                                                            ----           ---------           --------           -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..........................     273             (99,142)           (30,949)           (4,644)
                                                            ----           ---------           --------           -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................   $ 106           $(104,018)          $(32,155)          $(5,459)
                                                           =====           =========           ========           =======

                                                             Calvert                           Fidelity
                                                            --------        ------------------------------------------------
                                                             Social             VIP             VIP II            VIP II
                                                            Balanced        Equity-Income       Contra         Asset Manager
                                                              Fund              Fund             Fund              Fund
                                                            --------        -------------      --------        -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ......................................   $ 2,690           $   --           $     --           $    --
                                                            -------           ------           --------           -------
Expenses (Note 3):
   Fees and administrative expenses .....................       504            2,519              3,132               959
                                                            -------           ------           --------           -------
NET INVESTMENT INCOME (LOSS) ............................     2,186           (2,519)            (3,132)             (959)
                                                            -------           ------           --------           -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..............        26               10                (54)              (52)
   Net unrealized appreciation
     (depreciation) of investments ......................    (4,410)           1,066            (20,366)           (1,603)
                                                            -------           ------           --------           -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...........................    (4,384)           1,076            (20,420)           (1,655)
                                                            -------           ------           --------           -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................   $(2,198)          $8,557           $(23,552)          $(2,614)
                                                            =======           ======           ========           =======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
 For the Period April 3, 2000 (Commencement of Operations) to December 31, 2000

                                                                                          Investment Company
                                                                    ----------------------------------------------------------
                                                                     Money Market Fund    All America Fund   Equity Index Fund
                                                                    ------------------    ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..................................          $   698         $  239,290            $ 57,646
   Net realized gain (loss) on investments .......................                9             (3,365)               (431)
   Net unrealized appreciation (depreciation)
     of investments ..............................................             (403)          (395,563)           (125,661)
                                                                            -------         ----------            --------
Net Increase (Decrease) in net assets resulting
   from operations ...............................................              304           (159,638)            (68,446)
                                                                            -------         ----------            --------
From Unit Transactions (Note 5):
   Contributions .................................................            3,342            156,312             119,384
   Withdrawals ...................................................           (4,211)           (10,424)            (11,679)
   Net Transfers .................................................           18,915          1,105,939             601,579
                                                                            -------         ----------            --------
Net Increase (Decrease) from unit transactions ...................           18,046          1,251,827             709,284
                                                                            -------         ----------            --------
NET INCREASE (DECREASE) IN NET ASSETS ............................           18,350          1,092,189             640,838
NET ASSETS:
Beginning of Period ..............................................               --                 --                  --
                                                                            -------         ----------            --------
End of Period ....................................................          $18,350         $1,092,189            $640,838
                                                                            =======         ==========            ========

                                                                                             Investment Company
                                                                        -------------------------------------------------------
                                                                             Mid-Cap                              Short-Term
                                                                        Equity Index Fund      Bond Fund           Bond Fund
                                                                        -----------------     ----------       ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....................................      $ 14,301            $ 7,857              $  587
   Net realized gain (loss) on investments ..........................            (4)                57                   1
   Net unrealized appreciation (depreciation)
     of investments .................................................        (9,978)            (3,118)               (243)
                                                                           --------            -------              ------
Net Increase (Decrease) in net assets resulting
   from operations ..................................................         4,319              4,796                 345
                                                                           --------            -------              ------
From Unit Transactions (Note 5):
   Contributions ....................................................        22,421             10,495                 837
   Withdrawals ......................................................            --               (685)                 --
   Net Transfers ....................................................       228,970             15,634               2,891
                                                                           --------            -------              ------
Net Increase (Decrease) from unit transactions ......................       251,391             25,444               3,728
                                                                           --------            -------              ------
NET INCREASE (DECREASE) IN NET ASSETS ...............................       255,710             30,240               4,073
NET ASSETS:
Beginning of Period .................................................            --                 --                  --
                                                                           --------            -------              ------
End of Period .......................................................      $255,710            $30,240              $4,073
                                                                           ========            =======              ======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
 For the Period April 3, 2000 (Commencement of Operations) to December 31, 2000

                                                                                       Investment Company
                                                                          ---------------------------------------------
                                                                           Mid-Term                         Aggressive
                                                                           Bond Fund     Composite Fund     Equity Fund
                                                                          ----------     --------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....................................       $  555         $  97,352         $ 121,592
   Net realized gain (loss) on investments ..........................            2            (3,813)           (1,293)
   Net unrealized appreciation (depreciation)
     of investments .................................................         (350)         (117,628)         (168,593)
                                                                            ------         ---------         ---------
Net Increase (Decrease) in net assets resulting
   from operations ..................................................          207           (24,089)          (48,294)
                                                                            ------         ---------         ---------
From Unit Transactions (Note 5):
   Contributions ....................................................        1,908            65,033            54,903
   Withdrawals ......................................................           --              (895)          (16,516)
   Net Transfers ....................................................        2,293           139,743           493,592
                                                                            ------         ---------         ---------
Net Increase (Decrease) from unit transactions ......................        4,201           203,881           531,979
                                                                            ------         ---------         ---------
NET INCREASE (DECREASE) IN NET ASSETS ...............................        4,408           179,792           483,685
NET ASSETS:
Beginning of Period .................................................           --                --                --
                                                                            ------         ---------         ---------
End of Period .......................................................       $4,408         $ 179,792         $ 483,685
                                                                            ======         =========         =========

                                                                                              Scudder
                                                                       -------------------------------------------------
                                                                                    Capital Growth
                                                                       Bond Fund         Fund        International Fund
                                                                       ---------    --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..................................      $ (167)      $   (4,876)          $ (1,206)
   Net realized gain (loss) on investments .......................          --             (355)              (512)
   Net unrealized appreciation (depreciation)
     of investments ..............................................         273          (98,787)           (30,437)
                                                                        ------       ----------           --------
Net Increase (Decrease) in net assets resulting
   from operations ...............................................         106         (104,018)           (32,155)
                                                                        ------       ----------           --------
From Unit Transactions (Note 5):
   Contributions .................................................       3,221          100,245             27,780
   Withdrawals ...................................................          --           (4,461)            (6,674)
   Net Transfers .................................................       4,051          952,450            237,023
                                                                        ------       ----------           --------
Net Increase (Decrease) from unit transactions ...................       7,272        1,048,234            258,129
                                                                        ------       ----------           --------
NET INCREASE (DECREASE) IN NET ASSETS ............................       7,378          944,216            225,974
NET ASSETS:
Beginning of Period ..............................................          --               --                 --
                                                                        ------       ----------           --------
End of Period ....................................................      $7,378       $  944,216           $225,974
                                                                        ======       ==========           ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
 For the Period April 3, 2000 (Commencement of Operations) to December 31, 2000

                                                                                   American Century           Calvert
                                                                                   -----------------       -------------
                                                                                      VP Capital              Social
                                                                                   Appreciation Fund       Balanced Fund
                                                                                   -----------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ............................................          $   (815)              $ 2,186
   Net realized gain (loss) on investments .................................               117                    26
   Net unrealized appreciation (depreciation) of investments ...............            (4,761)               (4,410)
                                                                                      --------               -------
Net Increase (Decrease) in net assets resulting
   from operations .........................................................            (5,459)               (2,198)
                                                                                      --------               -------
From Unit Transactions (Note 5):
   Contributions ...........................................................            13,358                15,657
   Withdrawals .............................................................            (2,168)               (5,563)
   Net Transfers ...........................................................           162,254                48,503
                                                                                      --------               -------
Net Increase (Decrease) from unit transactions .............................           173,444                58,597
                                                                                      --------               -------
NET INCREASE (DECREASE) IN NET ASSETS ......................................           167,985                56,399
NET ASSETS:
Beginning of Period ........................................................                --                    --
                                                                                      --------               -------
End of Period ..............................................................          $167,985               $56,399
                                                                                      ========               =======

                                                                                            Fidelity
                                                                      ---------------------------------------------------
                                                                            VIP              VIP II          VIP II
                                                                       Equity-Income         Contra        Asset Manager
                                                                           Fund               Fund             Fund
                                                                       -------------       ----------      -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ....................................    $ (2,519)          $ (3,132)          $  (959)
   Net realized gain (loss) on investments .........................          10                (54)              (52)
   Net unrealized appreciation (depreciation)
     of investments ................................................      11,066            (20,366)           (1,603)
                                                                        --------           --------           -------
Net Increase (Decrease) in net assets resulting
     from operations ...............................................       8,557            (23,552)           (2,614)
                                                                        --------           --------           -------
From Unit Transactions (Note 5):
   Contributions ...................................................      55,321             93,980            20,097
   Withdrawals .....................................................      (8,217)            (9,910)           (1,608)
   Net Transfers ...................................................     167,753            505,920            60,265
                                                                        --------           --------           -------
Net Increase (Decrease) from unit transactions .....................     214,857            589,990            78,754
                                                                        --------           --------           -------
NET INCREASE (DECREASE) IN NET ASSETS ..............................     223,414            566,438            76,140
NET ASSETS:
Beginning of Period ................................................          --                 --                --
                                                                        --------           --------           -------
End of Period ......................................................    $223,414           $566,438           $76,140
                                                                        ========           ========           =======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                          NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on April 3, 2000 as a unit investment trust. On that date, the following Mutual of America Separate Account No. 3 funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital
Appreciation Fund, Calvert Social Balanced Fund, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds. The Mutual of America Separate Account No. 3 funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"), in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate affect of the dividend paid to the Funds of Separate Account No. 3 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2.    INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 2000 are as follows:

                                                    Number of        Net Asset
                                                     Shares            Value
                                                    ---------        --------
Investment Company Funds:
   Money Market Fund: .........................       17,746          $ 1.20
   All America Fund ...........................      461,810            2.54
   Equity Index Fund ..........................      276,521            2.37
   Mid-Cap Equity Index Fund ..................      212,629            1.21
   Bond Fund ..................................       92,773            1.31
   Short-Term Bond Fund .......................       10,938            1.01
   Mid-Term Bond Fund .........................       13,063            0.85
   Composite Fund .............................      399,465            1.60
   Aggressive Equity Fund .....................      399,095            1.76
Scudder Portfolios:
   Bond Portfolio .............................        1,057            6.78
   Capital Growth Portfolio -- Class "A" ......       43,629           23.07
   International Portfolio -- Class "A" .......       18,491           14.26

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.    INVESTMENTS (CONTINUED)

                                                        Number of     Net Asset
                                                         Shares         Value
                                                        ---------     ---------
American Century VP Capital Appreciation Fund .......     10,631       $15.78
Calvert Social Balanced Portfolio ...................     28,269         2.00
Fidelity Portfolios:
   Equity-Income -- "Initial" Class .................      8,757        25.52
   Contrafund -- "Initial" Class ....................     23,570        23.74
   Asset Manager -- "Initial" Class .................      4,880        16.00

3.    EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is
 .20% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .35% (.70% before May 1, 2000), from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

4.    FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding for the period April 3, 2000 (commencement of operations) to December 31, 2000:


                                                     Investment Company
                                            ------------------------------------
                                             Money         All          Equity
                                            Market       America         Index
                                             Fund         Fund           Fund
                                            ------       -------        ------
                                             2000         2000           2000
                                             -----      -------        -------
Unit value, beginning of period .......      $2.13      $ 10.97        $  3.48
                                             =====      =======        =======
Unit value, end of period .............      $2.22      $  9.46        $  3.07
                                             =====      =======        =======
Units outstanding, end of period ......      8,275      115,511        208,558
                                             =====      =======        =======

                                                    Investment Company
                                         --------------------------------------
                                            Mid-Cap                  Short-Term
                                         Equity Index      Bond         Bond
                                             Fund          Fund         Fund
                                         ------------    ---------   ----------
                                             2000          2000        2000
                                           -------         -----      ------
Unit value, beginning of period .......    $  1.25         $3.17      $ 1.30
                                           =======         =====      ======
Unit value, end of period .............    $  1.28         $3.31      $ 1.37
                                           =======         =====      ======
Unit outstanding, end of period .......    199,856         9,131       2,979
                                           =======         =====      ======

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (Continued)

4.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Investment Company
                                          -----------------------------------
                                           Mid-Term                Aggressive
                                            Bond      Composite      Equity
                                            Fund        Fund          Fund
                                          ---------   --------     ----------
                                            2000         2000         2000
                                            -----       ------       -------
Unit value, beginning of period ........    $1.34       $ 5.80       $  3.20
                                            =====       ======       =======
Unit value, end of period ..............    $1.38       $ 5.52       $  2.79
                                            =====       ======       =======
Unit outstanding, end of period ........    3,205       32,563       173,281
                                            =====       ======       =======

                                                         Scudder
                                          ------------------------------------
                                                       Capital
                                            Bond       Growth   International
                                            Fund        Fund         Fund
                                          ---------   --------  -------------
                                            2000        2000         2000
                                           ------      ------       ------
Unit value, beginning of period ........   $12.97      $49.54       $25.18
                                           ======      ======       ======
Unit value, end of period ..............   $13.94      $42.97       $20.02
                                           ======      ======       ======
Unit outstanding, end of period ........      529      21,974       11,288
                                           ======      ======       ======

                                              American Century          Calvert
                                            --------------------      ----------
                                                 VP Capital             Social
                                                Appreciation            Balance
                                                    Fund                 Fund
                                            ---------------------     ----------
                                                   2000                  2000
                                                  ------                ------
Unit value, beginning of period .............     $20.62                $ 3.46
                                                  ======                ======
Unit value, end of period ...................     $18.82                $ 3.23
                                                  ======                ======
Unit outstanding, end of period .............      8,928                17,452
                                                  ======                ======

                                                               Fidelity
                                          --------------------------------------
                                          VIP Equity-     VIP II    VIP II Asset
                                            Income        Contra       Manager
                                             Fund          Fund         Fund
                                          ----------     --------   ------------
                                             2000          2000         2000
                                            ------        ------      ------
Unit value, beginning of period ........    $31.31        $33.78      $26.89
                                            ======        ======      ======
Unit value, end of period ..............    $34.61        $29.73      $25.14
                                            ======        ======      ======
Unit outstanding, end of period ........     6,455        19,053       3,029
                                            ======        ======      ======

5.    ASSUMPTION OF BUSINESS FROM AN AFFILIATED ENTITY

      In September 1999, Mutual of America Life Insurance Company ("the Company"), submitted to the New York Insurance Department a Plan of Reorganization whereby the Company would prepare for the sale of its wholly owned subsidiary, The American Life Insurance Company of New York ("American Life"). In preparation for such sale the Company would assume (via assumption reinsurance and related agreements) virtually all of American Life's in force business.

      During 2000 the Company, upon obtaining approval from a substantial number of American Life's policyowners, assumed these policies, and all of the related assets and obligations, and replaced American Life as the issuer.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (Continued)

        5. ASSUMPTION OF BUSINESS FROM AN AFFILIATED ENTITY (CONTINUED)

      Total transfers related to this activity amounted to $4.3 million and are included in Net Transfers on the Statements of Changes in Net Assets for each fund. The amounts transferred for each fund for the year ended December 31, 2000 is as follows:

Investment Company Money Market Fund ..........................       $    9,342
Investment Company All America Fund ...........................        1,094,007
Investment Company Equity Index Fund ..........................          551,785
Investment Company Mid-Cap Equity Index Fund ..................              933
Investment Company Bond Fund ..................................           26,237
Investment Company Short-Term Bond Fund .......................            1,191
Investment Company Mid-Term Bond Fund .........................            2,814
Investment Company Composite Fund .............................          357,426
Investment Company Aggressive Equity Fund .....................          338,984
Scudder Bond Fund .............................................            3,650
Scudder Capital Growth Fund ...................................          862,704
Scudder International Fund ....................................          196,641
American Century VP Capital Appreciation Fund .................          132,510
Calvert Social Balanced Fund ..................................           39,386
Fidelity VIP Equity-Income Fund ...............................          172,891
Fidelity VIP II Contra Fund ...................................          472,548
Fidelity VIP II Asset Manager Fund ............................           42,426

                    Report of Independent Public Accountants

To The Mutual of America Insurance Company of New York:

      We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 3 as of December 31, 2000, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 3, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the Unites States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 3 as of December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period April 3, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the Unites States.

/s/ Arthur Anderson

New York, New York
February 20, 2001

                                                               MUTUAL OF AMERICA
                                                          LIFE INSURANCE COMPANY

                                                                 320 PARK AVENUE
                                                         NEW YORK, NY 10022-6839
                                                                    212-224-1600

                                                         www.mutualofamerica.com